Stock-Based Compensation (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 7—Stock—Based Compensation
2015 Plan
In June 2019, Angion approved an Amended and Restated 2015 Equity Incentive Plan (the “2015 Plan”) permitting the granting of incentive stock options, non—statutory stock options, restricted stock and other stock—based awards. Following the effectiveness of the 2021 Equity Incentive Plan (“2021 Plan”), Angion ceased making grants under the 2015 Plan. However, the 2015 Plan continues to govern the terms and conditions of the outstanding awards granted under it. Shares of common stock subject to awards granted under the 2015 Plan that cease to be subject to such awards by forfeiture or otherwise after the termination of the 2015 Plan will be available for issuance under the 2021 Plan.
2021 Plan
On January 25, 2021, Angion’s board of directors approved the 2021 Plan which permits the granting of incentive stock options, non—statutory stock options, stock appreciation rights, restricted stock, restricted stock units and other stock—based awards to employees, directors, officers and consultants. On January 25, 2021, shares of common stock equal to 11% of the post—IPO capitalization were authorized for issuance under the 2021 Plan. The 2021 Plan provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2022, by the lesser of 5% of Angion’s common stock outstanding on the immediately preceding December 31, or such lesser number of shares as determined by Angion’s board of directors.
Stock Options
The fair value of each employee and non—employee stock option grant was estimated on the date of grant using the Black—Scholes option—pricing model based on the following assumptions:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Risk-free interest rate	3.1%	0.9%	1.7%	0.7%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Expected term in years	6.05	6.03	5.90	5.99
Expected volatility	71.9%-72.0%	74.6%-74.9%	70.8%-72.5%	73.8%-86.8%
Each of these inputs is subjective and generally requires significant judgment.
Expected Term-The expected term represents the period Angion’s stock-based awards are expected to be outstanding and is determined using the simplified method, which is based on the mid-point between the contractual term and vesting period.
Volatility- Angion determines volatility based on the historical volatilities of comparable publicly traded life science companies over a period equal to the expected term because it does not have sufficient trading history for its common stock price. The comparable companies were chosen based on the similar size, stage in the life cycle, or area of specialty. Angion will continue to apply this process until a sufficient amount of historical information regarding volatility on its own stock becomes available.
Risk-Free Interest Rate-The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award.
Dividend Yield- Angion has never paid and has no plans to pay any dividends on its common stock. Therefore, Angion has used an expected dividend yield of zero.
Fair Value of Common Stock-For periods prior to the IPO, Angion determined the estimated fair value of its common stock using the Subject Company Transaction Method which includes the back-solve and scenario-based methods (Probability Weighted Expected Return Method) to arrive at estimated fair values. Subsequent to the IPO, the fair value was based on the closing price of Angion’s common stock on the grant date.
The following table summarizes information and activity related to Angion’s stock options:
	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Total Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	4,230,162	$8.92	7.8	$—
Options granted	2,257,100	1.93
Options forfeited	(914,621)	9.37
Outstanding as of September 30, 2022	5,572,641	$7.48	7.7	$—
Options vested and exercisable	3,862,362	$7.34	6.1	$—
The aggregate intrinsic value in the above table is calculated as the difference between the estimated fair value of Angion’s common stock price and the exercise price of the stock options. The weighted average grant date fair value per share for the stock option grants during the three months ended September 30, 2022 and 2021 was $0.74 and $10.13, and was $1.18 and $8.97 during the nine months ended September 30, 2022 and 2021 respectively. As of September 30, 2022, the total unrecognized compensation related to unvested stock option awards granted was $2.2 million, which Angion expects to recognize over a weighted-average period of approximately 2.6 years.
Restricted Stock Units (RSUs)
The following table summarizes information and activity related to Angion’s RSUs:
	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2021	17,504	$9.51
Vested and released	(1,094)	$9.51
Outstanding as of September 30, 2022	16,410	$9.51
Performance-based Restricted Stock Units (PSUs)
Angion granted 556,530 PSUs in June 2019. Vesting of the PSUs is dependent upon the satisfaction of both a service condition and a performance condition, an initial public offering or a change of control, as defined in the 2015 Plan. As the IPO occurred in February 2021, the performance condition was met and 185,510 PSUs vested and were released upon the closing of the IPO. Another 185,510 PSUs vested and were released in June 2021 upon the second anniversary of the grants. The remaining 185,510 PSUs vested and were released in June and July 2022 upon the third anniversary of the grants, therefore, as of September 30, 2022, Angion had no PSUs outstanding.
Stock-based Compensation Expense
The following table summarizes total stock-based compensation expense recorded in the condensed consolidated statements of operations (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Research and development	$(1,143)	$1,152	$(1,055)	$5,104
General and administrative	380	1,032	1,722	4,915
Total	$(763)	$2,184	$667	$10,019
The decrease in total stock-based compensation expense for three and nine months ended September 30, 2022 is primarily due to the reversal of expense upon the forfeiture of awards in connection with the reduction in force events that occurred on January 4, 2022 and July 25, 2022. See Note 1 for additional information.
Employee Stock Purchase Plan
In January 2021, the board of directors of Angion approved the Employee Stock Purchase Plan (the “ESPP”). The ESPP was effective on the date immediately prior to the effectiveness of Angion’s registration statement relating to the IPO. A total of 390,000 shares of common stock were initially reserved for issuance under the ESPP. The ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2022, by the lesser of 1% of Angion’s common stock outstanding on the immediately preceding December 31, or such lesser number of shares as determined by its board of directors. The offering period and purchase period will be determined by the board of directors. As of September 30, 2022, 689,583 shares under the ESPP remain available for purchase and no offerings have been authorized.

Note 9-Stock-Based Compensation
2015 Plan
In June 2019, Angion approved an Amended and Restated 2015 Equity Incentive Plan (the “2015 Plan”) permitting the granting of incentive stock options, non-statutory stock options, restricted stock and other stock-based awards. Following the effectiveness of the 2021 Equity Incentive Plan (“2021 Plan”), Angion ceased making grants under the 2015 Plan. However, the 2015 Plan continues to govern the terms and conditions of the outstanding awards granted under it. Shares of common stock subject to awards granted under the 2015 Plan that cease to be subject to such awards by forfeiture or otherwise after the termination of the 2015 Plan will be available for issuance under the 2021 Plan.
2021 Plan
On January 25, 2021, Angion’s board of directors approved the 2021 Plan which permits the granting of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards to employees, directors, officers and consultants. On January 25, 2021, shares of common stock equal to 11% of the post-IPO capitalization, with annual increases, up to a maximum of 60,000,000 shares of common stock were authorized for issuance under the 2021 Plan.
Stock Options
The fair value of each employee and non-employee stock option grant was estimated on the date of grant using the Black-Scholes option-pricing model based on the following inputs:
	Year Ended December 31,
	2021	2020
Risk-free interest rate	0.7%	0.7%
Expected dividend yield	—	—
Expected term in years	6.0	5.9
Expected volatility	71.8% - 73.1%	70.8% - 86.8%
Each of these inputs is subjective and generally requires significant judgment.
Expected Term-The expected term represents the period that Angion’s stock-based awards are expected to be outstanding and is determined using the simplified method, which is based on the mid-point between the contractual term and vesting period.
Volatility-Angion determines volatility based on the historical volatilities of comparable publicly traded life science companies over a period equal to the expected term because it does not have sufficient trading history for its common stock price. The comparable companies were chosen based on the similar size, stage in the life cycle, or area of specialty. Angion will continue to apply this process until a sufficient amount of historical information regarding volatility on its own stock becomes available.
Risk-Free Interest Rate-The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award.
Dividend Yield-Angion has never paid and has no plans to pay any dividends on its common stock. Therefore, Angion has used an expected dividend yield of zero.
Fair Value of Common Stock-For periods prior to the IPO, Angion determined the estimated fair value of its common stock using the Subject Company Transaction Method which includes the back-solve and scenario-based methods (Probability Weighted Expected Return Method) to arrive at estimated fair values. Subsequent to the IPO, the fair value was based on the closing price of Angion’s common stock on the grant date.
The following assumptions were used to estimate the fair value of stock option awards: The following table summarizes information as of December 31, 2021 and activity during 2021 related to Angion’s stock option plans:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Total Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	3,479,731	$6.97	8.4	$15,140
Options granted	1,103,721	15.44
Options forfeited	(189,388)	13.24
Options exercised	(152,939)	6.40
Options expired	(10,963)	7.67
Outstanding as of December 31, 2021	4,230,162	$8.92	7.8	$—
Options vested and exercisable	2,499,165	$7.11	7.1	$—
The aggregate intrinsic value in the above table is calculated as the difference between the estimated fair value of the Angion’s common stock price and the exercise price of the stock options. The weighted average grant date fair value per share for the stock option grants during the years ended December 31, 2021 and 2020 were $10.25 and $5.48, respectively. As of December 31, 2021, the total unrecognized compensation related to unvested stock option awards granted was $6.1 million, which the Angion expects to recognize over a weighted-average period of approximately 2.4 years.
Restricted Stock and Restricted Stock Units
Angion’s RSA and RSU activity for the years ended December 31, 2021 were as follows:
	Shares of Restricted Stock	Weighted Average Grant Date Fair Value Per Share	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2020	14,586	$6.05	74,144	$7.78
Vested	(14,586)	6.05	(43,875)	$8.16
Forfeited			(12,764)	$6.12
Outstanding at December 31, 2021	—		17,505	$9.51
Vested as of December 31, 2021	—		43,875	$8.16
Performance-based Restricted Stock Units
Angion had 556,530 PSUs outstanding that were granted in June 2019. Vesting of the PSUs is dependent upon the satisfaction of both a service condition and a performance condition, an initial public offering or a change of control, as defined in the 2015 Plan. As the IPO occurred in February 2021, the performance condition was met and 185,510 PSUs vested and were released upon the closing of the IPO. Another 185,510 PSUs vested and released were in June 2021 upon the second anniversary of the grants. As of December 31, 2021, Angion had 185,510 PSUs outstanding.
The following table summarizes the total stock-based compensation expense for the stock options, RSUs, RSAs, PSUs compensation issued in shares recorded in the consolidated statements of operations (in thousands):
	Year Ended December 31,
	2021	2020
Research and development	$5,898	$2,183
General and administrative	6,143	2,533
Total	$12,041	$4,716
Employee Stock Purchase Plan
In January 2021, the board of directors of Angion approved the Employee Stock Purchase Plan (the “ESPP”). The ESPP was effective on the date immediately prior to the effectiveness of Angion’s registration statement relating to the IPO. A total of 390,000 shares of common stock were initially reserved for issuance under the ESPP. The offering period and purchase period will be determined by the Board of Directors. As of December 31, 2021, 390,000 shares under the ESPP remain available for purchase and no offerings had been authorized.